Management Compensation Plans (Schedule of Fair Value of Shares Vested for Time-based RSUs) (Details) (Time Restricted Stock Units (RSUs) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 13	$ 7	$ 6